Property and Equipment, Net - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 4,855		$ 3,447
Purchased assets, Amount	8,888	$ 12,399	$ 3,888	$ 5,345
Disposal, Amount	$ 703	$ 952